Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions reconciliation
Balance at the beginning of the year	$ 296,879	$ 197,359
Present value adjustment	4,654	2,617
Additions	47,816	104,749
Reversals	(42,019)	(11,794)
Judicial deposits, net of write-off	3,275	(6,530)
Write-off	(18,666)	(7,678)
Interest and indexation	8,822	4,926
Exchange variation	(2,367)	16,416
Companies excluded from the consolidation	(1,022)
Cost and interest revision	43,789	(3,186)
Balance at the end of the year	341,161	296,879
Current	14,641
Non-current	326,520	296,879
Asset retirement obligation
Provisions reconciliation
Balance at the beginning of the year	159,117
Present value adjustment	846
Additions	4,303
Write-off	(5,068)
Exchange variation	(2,520)
Companies excluded from the consolidation	(1,022)
Cost and interest revision	43,789
Balance at the end of the year	199,445	$ 159,117
Non-current	$ 199,445
Increase in interest rate (as a percent)	1.00%
Change in liability due to increase in interest rate	$ (8,131)
Decrease in interest rate (as a percent)	1.00%
Change in liability due to decrease in interest rate	$ 9,525
Asset retirement obligation | Brazil
Provisions reconciliation
Cost and interest revision	43,789
Provision related to cost revision	38,541
Provision related to interest revision	$ 5,248
Interest rate (as a percent)	7.83%	8.47%
Change in liability due to increase in interest rate	$ (7,996)
Change in liability due to decrease in interest rate	8,961
Asset retirement obligation | Ambrosia
Provisions reconciliation
Additions	4,227
Asset retirement obligation | Peru
Provisions reconciliation
Change in liability due to increase in interest rate	(1,235)
Change in liability due to decrease in interest rate	$ 564
Asset retirement obligation | Peru | Minimum
Provisions reconciliation
Interest rate (as a percent)	1.47%	0.50%
Asset retirement obligation | Peru | Maximum
Provisions reconciliation
Interest rate (as a percent)	2.45%	2.45%
Environmental obligation
Provisions reconciliation
Balance at the beginning of the year	$ 80,016
Present value adjustment	3,808
Additions	16,843
Reversals	(13,176)
Write-off	(3,847)
Exchange variation	191
Balance at the end of the year	83,835	$ 80,016
Current	14,641
Non-current	69,194
Environmental obligation | Brazil
Provisions reconciliation
Additions	16,843
Tax
Provisions reconciliation
Balance at the beginning of the year	26,299
Additions	4,503
Reversals	(14,569)
Judicial deposits, net of write-off	695
Write-off	(2,932)
Interest and indexation	4,429
Exchange variation	150
Balance at the end of the year	18,575	26,299
Non-current	18,575
Labor
Provisions reconciliation
Balance at the beginning of the year	11,773
Additions	11,765
Reversals	(10,359)
Judicial deposits, net of write-off	3,358
Write-off	(3,703)
Interest and indexation	3,818
Exchange variation	(231)
Balance at the end of the year	16,421	11,773
Non-current	16,421
Civil
Provisions reconciliation
Balance at the beginning of the year	15,415
Additions	5,832
Reversals	(63)
Judicial deposits, net of write-off	(778)
Write-off	(2,508)
Interest and indexation	341
Exchange variation	81
Balance at the end of the year	18,320	15,415
Non-current	18,320
Environmental
Provisions reconciliation
Balance at the beginning of the year	4,259
Additions	4,570
Reversals	(3,852)
Write-off	(608)
Interest and indexation	234
Exchange variation	(38)
Balance at the end of the year	4,565	$ 4,259
Non-current	$ 4,565